UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           August 9, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:            59
                                                  -----------------------

Form 13F Information Table Value Total:            $392578 (x1000)
                                                  -----------------------


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      289          3223 SH       Sole                  3223.00
Abbott Labs                    COM              002824100      252          3912 SH       Sole                  3912.00
Activision Blizzard Inc        COM              00507v109     4957        413462 SH       Sole                413462.00
Apple Inc                      COM              037833100      495           848 SH       Sole                   848.00
Aqua America Inc               COM              03836W103      267         10697 SH       Sole                 10697.00
Avis Budget Group              COM              053774105      228         15000 SH       Sole                 15000.00
Berkshire Hathaway Inc DEL     CLA              084670108      625             5 SH       Sole                     5.00
Black Hills Corp               COM              092113109      232          7200 SH       Sole                  7200.00
Brown Forman Corp	       CLA              115637100   198614       2090678 SH       Sole               2090678.00
Brown Forman Corp 	       CLB              115637100    10237        105703 SH       Sole                105703.00
Capitalsource Inc              COM              14055x102      161         24000 SH       Sole                 24000.00
Cathay General Bancorp         COM              149150104      438         26516 SH       Sole                 26516.00
Chevron Texaco Corp            COM              166764100      308          2923 SH       Sole                  2923.00
Cisco Sys Inc                  COM              17275r102      241         14052 SH       Sole                 14052.00
Ellington Financial LLC	       COM		288522303     1822	   86100 SH	  Sole		       86100.00
Energy Transfer Partners L P   UNITLTDPARTN     29273r109      433          9805 SH       Sole                  9805.00
Express Scripts Hldg Co        COM              30219g108      480          8600 SH       Sole                  8600.00
Exxon Mobil Corp               COM              30231g102     1454         16997 SH       Sole                 16997.00
Facebook Inc                   COM              30303M102      213          6849 SH       Sole                  6849.00
Flagstone Reinsurance Holdin   COM		L3466T104      201         25000 SH       Sole		       25000.00
Gartner Inc                    COM              366651107      406          9442 SH       Sole                  9442.00
General Electric Co            COM              369604103      670         32136 SH       Sole                 32136.00
Genworth Finl Inc              COMCLA           37247d106      572        100972 SH       Sole                100972.00
Global X FDS      	       GLBXLithium      37950e762     3443        231200 SH       Sole                231200.00
Goldman Sachs Group Inc        COM              38141g104    12781        133333 SH       Sole                133333.00
Greenlight Capital Re Ltd      CLA              g4095j109     1271         50000 SH       Sole                 50000.00
Grupo Aeroportuario del Sure   SPONADRSERB      40051E202      468          6000 SH       Sole                  6000.00
Hancock John Premuim Div Fd    COMSHBENINT      41013T105      243         15890 SH       Sole                 15890.00
Hertz Global Holdings Inc      COM              42805t105      128         10000 SH       Sole                 10000.00
Holly Energy Partners L P      COMUTLTDPTN      435763107      391          6900 SH       Sole                  6900.00
Home Depot Inc                 COM              437076102      365          6889 SH       Sole                  6889.00
Howard Hughes Corp             COM              44267D107      218          3530 SH       Sole                  3530.00
Humana Inc                     COM              444859102    15773        203686 SH       Sole                203686.00
International Business Machs   COM              459200101     1137          5813 SH       Sole                  5813.00
iShares Tr		       DJINTLSELDIVD    464288448      372         12361 SH       Sole                 12361.00
iShares Tr 		       HGHDIVEQTFD      46429B663      415          7000 SH       Sole                  7000.00
iShares Tr		       RUSSELL2000      464287655     1094         13755 SH       Sole                 13755.00
iShares Tr		       RUSL2000GROW     464287648     2621         28654 SH       Sole                 28654.00
iShares Tr 		       MSCIEMERGMKT     464287234     2015         51486 SH       Sole                 51486.00
iShares Tr 		       MSCIACWIINDX     464288257	24 	     547 SH       Sole                   547.00
Johnson & Johnson              COM              478160104      728         10780 SH       Sole                 10780.00
Ladenburg Thalman Fin Svcs I   COM              50575q102       77         50000 SH       Sole                 50000.00
Market Vectors ETF Tr 	       GOLDMINERETF     57060U100     9670        216000 SH       Sole                216000.00
Mueller Wtr Prods Inc Com Ser  COMSERA          624758108       46         13288 SH       Sole                 13288.00
Netease Inc Sponsored ADR      SPONSOREDADR     64110w102      294          5000 SH       Sole                  5000.00
Pepsico Inc                    COM              713448108      990         14004 SH       Sole                 14004.00
Powershares ETF Trust 	       FTSERAFI1000     73935X583     1571         27000 SH       Sole                 27000.00
Procter & Gamble Co            COM              742718109      799         13043 SH       Sole                 13043.00
SPDR Gold Trust                GOLDSHS          78463v107      335          2156 SH       Sole                  2156.00
SPDR Index Shs Fds 	       DJINTLRLETF      78463X863      268          7295 SH       Sole                  7295.00
SPDR Index Shs Fds 	       EUROSTOXX50ETF   78463x202      635         22500 SH       Sole                 22500.00
SPDR S&P 500 ETF TR            TRUNIT           78462F103    99687        732429 SH       Sole                732429.00
Texas Roadhouse Inc            COM	        882681109     8278        450000 SH       Sole                450000.00
Unisys Corp                    COMNEW           909214306      380         19422 SH       Sole                 19422.00
United Technologies Corp       COM              913017109      480          6359 SH       Sole                  6359.00
Universal Business PMT SOL AC  UNIT99/99/9999   913384202     1003        166667 SH       Sole                166667.00
Vanguard Index Fds 	       REITETF          922908553      301          4595 SH       Sole                  4595.00
Vanguard Index Fds 	       TOTALSTKMKT      922908769      215          3080 SH       Sole                  3080.00
Wells Fargo & Co New           COM              949746101      467         13968 SH       Sole                 13968.00